Presentation of Consolidated Financial Statements (Details) - R / shares	1 Months Ended		12 Months Ended
	Nov. 18, 2020	Jul. 17, 2019	Feb. 28, 2021
Disclosure of separate financial statements [text block] [Abstract]
Acquired interest		68.00%
Equivalent price per share		R 13.44
Description of financial statements	On this date, 20,331,894 shares were issued to Isaias Jose Calisto and Karooooo registered ZAR2,739,619,000 paid-up capital which resulted in a Common control reserve of ZAR2,709,236,000 arising due to the common control transaction.
Share capital, description			After year end, the share capital of the Company increased from ZAR2,739,629,000 to 7,142,853,000 after the issuing of shares on the NASDAQ and the JSE on April 1, 2021 and April 21, 2021 respectively.